CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Operating and formation costs		$ 153,612	$ 176,572
Loss from operations		(153,612)	(176,572)
Other income:
Interest earned on marketable securities held in Trust Account		18,968	23,042
Unrealized loss on marketable securities held in Trust Account			(1,171)
Other income, net		18,968	21,871
Loss before provision for income taxes		(134,644)	(154,701)
Benefit from income taxes		99	345
Net loss		$ (134,545)	$ (154,356)
Weighted average shares outstanding, basic and diluted (1)	[1]	2,439,844	1,731,559
Basic and diluted net loss per common share (In dollar per share)		$ (0.06)	$ (0.09)

[1]	Excludes an aggregate of 5,090,066 shares subject to possible redemption at September 30, 2020.